Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(8) Goodwill and Intangible Assets

Goodwill represents the excess of cost over the net tangible and identifiable intangible assets of acquired businesses.  Goodwill amounts are not amortized, but rather tested for impairment at least annually.  Identifiable intangible assets acquired in business combinations are recorded based on fair value at the date of acquisition and amortized over their estimated useful lives.  See Note 5 for further information regarding the acquisition completed in 2014.

The Company had $0 and $3,035 of goodwill recorded as of June 30, 2013 and 2014 respectively.

The Company’s amortizable intangible assets, before amortization expense, have estimated useful lives as follows:

	As of June 30, 2014	Weighted Average Useful Life
Client relationships	$6,180	9 years
Non-solicitation agreement	220	3 years
Total	6,400
Accumulated amortization	(80)
Intangible assets, net	$6,320

There was no amortization expense for acquired intangible assets for the years ended June 30, 2012 and 2013.  Amortization expense for acquired intangible assets was $80 for the year ended June 30, 2014.  Future amortization expense for acquired intangible is as follows, as of June 30, 2014:

Year ending June 30:
2015	$760
2016	760
2017	752
2018	687
2019	687
Thereafter	2,674
Total	$6,320